Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Jan. 29, 2025
AQR Emerging Multi-Style II Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AQR Emerging Multi-Style II Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Emerging Multi-Style II Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2026, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts ("REITs") or REIT-like entities) of emerging market companies. The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.A company will be considered to be an emerging market company if it is located in a country represented in the MSCI Emerging Net Total Return USD Index at the time of purchase. Equity-related instruments include instruments that provide exposure to the change in value of an emerging market company. The Fund may also invest in, and have exposure to, non-emerging market companies if the Adviser considers it advisable to achieve the Fund’s investment objective.The Fund generally invests in large- and mid-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Emerging Net Total Return USD Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:•when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;•deferring realizations of net capital gains;•limiting portfolio turnover that may result in taxable gains; and•choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aqr.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares—Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnLowest Quarterly Return19.40%6/30/20-24.67%3/31/20
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2024 to the MSCI Emerging Net Total Return USD Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
AQR Emerging Multi-Style II Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
AQR Emerging Multi-Style II Fund | China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Risk: Despite economic and market reforms implemented over the last few decades, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Investing in China also involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested. There is also the risk that the U.S. Government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers which may negatively affect the liquidity and price of their securities. There can be no assurance that economic reforms implemented over the past few decades will continue or that they will be respected.
AQR Emerging Multi-Style II Fund | Common Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
AQR Emerging Multi-Style II Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.
AQR Emerging Multi-Style II Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.
AQR Emerging Multi-Style II Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward foreign currency contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
AQR Emerging Multi-Style II Fund | Emerging Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Emerging markets generally have less stable political systems, less developed securities settlement procedures and may require the establishment of special custody arrangements. Emerging securities markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation as developed markets, which could impact the Adviser's ability to evaluate these securities and/or impact Fund performance.
AQR Emerging Multi-Style II Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:•The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.•Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.•The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.•The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.•Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.•Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.•The regulatory, financial reporting, accounting, recordkeeping and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
AQR Emerging Multi-Style II Fund | Forward and Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
AQR Emerging Multi-Style II Fund | Investment in Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Investments in REITs or securities with similar characteristics that pool investors’ capital to purchase or finance real estate investments also involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase).
AQR Emerging Multi-Style II Fund | Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.
AQR Emerging Multi-Style II Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
AQR Emerging Multi-Style II Fund | Mid-Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
AQR Emerging Multi-Style II Fund | Model and Data Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable, which could result in errors or omissions. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
AQR Emerging Multi-Style II Fund | Momentum Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
AQR Emerging Multi-Style II Fund | Tax Managed Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax-Managed Investment Risk: When employing tax-managed strategies, the performance of the Fund may deviate from that of non-tax-managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax-managed funds. The Fund’s tax-sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although, when employing tax-managed strategies, the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax-managed funds, there can be no assurance about the size of taxable distributions to shareholders. Distributions of ordinary income to shareholders may be reduced by investing in lower-yielding securities and/or stocks that pay dividends that would qualify for favorable federal tax treatment provided certain holding periods and other conditions are satisfied by the Fund. The Fund may invest in stocks and other securities that generate income taxable at ordinary income rates.
AQR Emerging Multi-Style II Fund | Value Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
AQR Emerging Multi-Style II Fund | Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
AQR Emerging Multi-Style II Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.72%	[2]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	418
10 Years	rr_ExpenseExampleYear10	$ 939
2016	rr_AnnualReturn2016	6.65%
2017	rr_AnnualReturn2017	37.15%
2018	rr_AnnualReturn2018	(16.20%)
2019	rr_AnnualReturn2019	14.26%
2020	rr_AnnualReturn2020	16.92%
2021	rr_AnnualReturn2021	0.90%
2022	rr_AnnualReturn2022	(21.29%)
2023	rr_AnnualReturn2023	12.64%
2024	rr_AnnualReturn2024	11.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.67%)
OneYear	rr_AverageAnnualReturnYear01	11.86%
FiveYear	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2015
AQR Emerging Multi-Style II Fund | N
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,243
OneYear	rr_AverageAnnualReturnYear01	11.71%
FiveYear	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2015
AQR Emerging Multi-Style II Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.62%	[2]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	$ 841
OneYear	rr_AverageAnnualReturnYear01	12.06%
FiveYear	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2015
AQR Emerging Multi-Style II Fund | Return After Taxes on Distributions | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	10.48%
FiveYear	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
AQR Emerging Multi-Style II Fund | Return After Taxes on Distributions and Sale of Fund Shares | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	7.74%
FiveYear	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
AQR Emerging Multi-Style II Fund | MSCI Emerging Net Total Return USD Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	7.50%
FiveYear	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%

[1]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. "Specified Expenses" for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2026. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[2]	Total Annual Fund Operating Expenses after Expense Reimbursements are 0.96% for Class N Shares, 0.71% for Class I Shares and 0.61% for Class R6 Shares if Interest Expense is not included.